Revenue from contracts with customers (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Schedule of revenue from contract with customers

	Consolidated Successor For the year ended December 31, 2020	Consolidated Successor For the year ended December 31, 2019	Consolidated Successor For the period from April 4, 2018 through December 31, 2018	Predecessor For the period from January 1, 2018 through April 3, 2018
Sales of goods	273,938	415,976	331,336	44,463

Revenue from contracts with customers	273,938	415,976	331,336	44,463

Recognized at a point in time	273,938	415,976	331,336	44,463

Schedule of revenue through different channels

Types of goods	Consolidated Successor For the year ended December 31, 2020	Consolidated Successor For the year ended December 31, 2019	Consolidated Successor For the period from April 4, 2018 through December 31, 2018	Predecessor For the period from January 1, 2018 through April 3, 2018
Revenue from crude oil	236,596	338,272	260,079	31,501
Revenue from natural gas	33,575	71,524	65,164	11,418
Revenue from NGL	3,767	6,180	6,093	1,544

Total revenue from contracts with customers	273,938	415,976	331,336	44,463

Sales Channel	Consolidated Successor For the year ended December 31, 2020	Consolidated Successor For the year ended December 31, 2019	Consolidated Successor For the period from April 4, 2018 through December 31, 2018	Predecessor For the period from January 1, 2018 through April 3, 2018
Refineries	141,672	338,272	260,079	31,501
Export sales	94,924	—	—	—
Industries	17,491	39,279	51,240	8,729
Retail distributors of natural gas	13,809	26,452	10,254	—
Commercialization of NGL	3,767	6,180	6,093	1,544
Natural gas for electricity generation	2,275	5,793	3,670	2,689

Total revenue from contracts with customers	273,938	415,976	331,336	44,463